Derivitives Derivatives - Derivative Contracts (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Jul. 03, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 27,000
Other Current Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Exercise Option Derivative Instrument Liabilities at Fair Value	141,000	$ 0
Derivative Liability, Fair Value, Gross Liability	164,000	31,000
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Exercise Option Derivative Instrument Liabilities at Fair Value	14,000	0
Derivative Liability, Fair Value, Gross Liability	14,000	0
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Call Option Derivative Instrument Assets at Fair Value	70,000	0
Derivative Instruments in Hedges, Assets, at Fair Value	196,000	0
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Call Option Derivative Instrument Assets at Fair Value	1,000	0
Derivative Instruments in Hedges, Assets, at Fair Value	1,000	0
Foreign Exchange Contract [Member] | Other Current Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	23,000	31,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Foreign Exchange Contract [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	0	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	114,000	0
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	12,000	0
Foreign Exchange Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0	0
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0	$ 0